1. BACKGROUND (Tables)	6 Months Ended
Jun. 30, 2013
Background Tables
Schedule of financial statement amounts and balances of the VIEs

	June 30,	December 31,
	2013	2012
	(unaudited)

Total assets	$297,377	$237,875
Total liabilities	107,794	83,221

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)

Revenues	$16,501	$8,546
Net (loss) income	(6,647)	706